UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   May 9, 2006

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  96657

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Tower                 COM              029912201     4581   151075 SH       SOLE                   151075
Anheuser Busch                 COM              035229103     2860    66875 SH       SOLE                    66875
Applied Materials              COM              038222105      241    13750 SH       SOLE                    13750
Automatic Data Processing      COM              053015103     3119    68280 SH       SOLE                    68280
Berkshire Hathaway Cl B        COM              084670207     4259     1414 SH       SOLE                     1414
Cisco Systems                  COM              17275R102     4256   196381 SH       SOLE                   196381
Citigroup                      COM              172967101     4084    86473 SH       SOLE                    86473
Colgate Palmolive              COM              194162103     3791    66400 SH       SOLE                    66400
ConocoPhillips                 COM              20825C104     3303    52300 SH       SOLE                    52300
Coventry Healthcare            COM              222862104     3046    56435 SH       SOLE                    56435
Danaher                        COM              235851102     3527    55507 SH       SOLE                    55507
Digene                         COM              253752109      658    16830 SH       SOLE                    16830
EOG Resources                  COM              26875P101     2526    35078 SH       SOLE                    35078
Estee Lauder                   COM              518439104     2953    79395 SH       SOLE                    79395
Exxon Mobil                    COM              30231G102      415     6825 SH       SOLE                     6825
First Data                     COM              319963104     3607    77036 SH       SOLE                    77036
Home Depot                     COM              437076102     3135    74112 SH       SOLE                    74112
Idenix Pharmaceuticals         COM              45166R204      980    72240 SH       SOLE                    72240
Intel                          COM              458140100     2045   105083 SH       SOLE                   105083
Johnson & Johnson              COM              478160104     3961    66882 SH       SOLE                    66882
Marsh & Mclennan               COM              571748102     2601    88595 SH       SOLE                    88595
MedImmune                      COM              584699102     2978    81405 SH       SOLE                    81405
Medtronic                      COM              585055106     3374    66483 SH       SOLE                    66483
Microsoft                      COM              594918104     4731   173860 SH       SOLE                   173860
PepsiCo                        COM              713448108     3696    63959 SH       SOLE                    63959
Progressive                    COM              743315103     2694    25836 SH       SOLE                    25836
Sanofi-Aventis                 COM              80105N105     3963    83530 SH       SOLE                    83530
Standard&Poors                 COM              78462F103      630     4849 SH       SOLE                     4849
Suncor Energy                  COM              867229106     3956    51361 SH       SOLE                    51361
United Parcel Service          COM              911312106     3448    43439 SH       SOLE                    43439
United Technologies            COM              913017109     4465    77021 SH       SOLE                    77021
Univision                      COM              914906102     3188    92477 SH       SOLE                    92477
Vodafone Group                 COM              92857W100     1963    93909 SH       SOLE                    93909
Wells Fargo                    COM              949746101     3612    56557 SH       SOLE                    56557
deCODE Genetics                COM              243586104     1565   180526 SH       SOLE                   180526